Intangibles license agreement (Tables)	6 Months Ended
Jun. 30, 2014
Intangibles license agreement
Intangibles license agreement

Intangibles consisted of the following as of June 30, 2014 and December 31, 2013:

	June 30, 2014	December 31, 2013

License agreements	$350,000	$-
Website development	8,000	8,000
Total cost	358,000	8,000
Less: accumulated amortization	(25,500)	(8,000)
Intangibles, net	$332,500	$-

Amortization expense was $17,500 and $400 for the six months ended June 30, 2014 and 2013, respectively.

The minimum commitments due under the license agreement for the next five years are summarized as follows:

Amount

2015	700,000
2016	1,000,000
2017	1,000,000
2018	1,000,000
$3,700,000